Note 28 - Developments concerning cancelled title deeds in Saudi Steel Pipe Company (Details) ر.س in Millions, $ in Millions				12 Months Ended
		Apr. 28, 2025 SAR (ر.س)	Apr. 28, 2025 USD ($)	Dec. 31, 2025 m²	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Proportion of ownership interest in subsidiary				50.00%
Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of geographical areas [line items]
Area of land (in square meters)				811,284
Proportion of ownership interest in subsidiary	[1]			47.79%	48.00%	48.00%
Land plot settlement, purchase transaction unwound aggregate amount paid by seller in cash		ر.س 211	$ 56.2

[1]	All percentages rounded.